Supplement dated May 15, 2025
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2025
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Causeway Capital Management LLC (Causeway) under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Causeway Capital Management LLC (Causeway)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Sarah Ketterer	Chief Executive Officer and Portfolio Manager of Causeway	Co-Lead Portfolio Manager	2018
Harry Hartford	President and Portfolio Manager of Causeway	Co-Lead Portfolio Manager	2018
Conor Muldoon, CFA	Portfolio Manager of Causeway	Portfolio Manager	2018
Alessandro Valentini, CFA	Portfolio Manager of Causeway	Portfolio Manager	2018
Jonathan Eng	Portfolio Manager of Causeway	Portfolio Manager	2018
Ellen Lee	Portfolio Manager of Causeway	Portfolio Manager	2018
Steven Nguyen, CFA	Portfolio Manager of Causeway	Portfolio Manager	May 2025
Brian Woonhyung Cho	Portfolio Manager of Causeway	Portfolio Manager	May 2025
The rest of the section remains the same.
The portfolio manager information for Causeway under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Causeway Capital Management LLC (Causeway)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Sarah Ketterer	Chief Executive Officer and Portfolio Manager of Causeway	Co-Lead Portfolio Manager	2018
Harry Hartford	President and Portfolio Manager of Causeway	Co-Lead Portfolio Manager	2018
Conor Muldoon, CFA	Portfolio Manager of Causeway	Portfolio Manager	2018
Alessandro Valentini, CFA	Portfolio Manager of Causeway	Portfolio Manager	2018
Jonathan Eng	Portfolio Manager of Causeway	Portfolio Manager	2018
Ellen Lee	Portfolio Manager of Causeway	Portfolio Manager	2018
Steven Nguyen, CFA	Portfolio Manager of Causeway	Portfolio Manager	May 2025
Brian Woonhyung Cho	Portfolio Manager of Causeway	Portfolio Manager	May 2025
Ms. Ketterer co-founded Causeway in 2001. Ms. Ketterer began her investment career in 1986 and earned an M.B.A from Tuck School of Business at Dartmouth College and a B.A. from Stanford University.
Mr. Hartford co-founded Causeway in 2001. Mr. Hartford began his investment career in 1984 and earned an M.S. from Oklahoma State University and a B.A. from Trinity College at the University of Dublin.
Mr. Muldoon joined Causeway in 2003. Mr. Muldoon began his investment career in 1996 and earned an M.B.A. from the University of Chicago Booth School of Business, and an M.A. and B.S. from Trinity College at the University of Dublin.
Mr. Valentini joined Causeway in 2006. Mr. Valentini began his investment career in 2002 and earned an M.B.A. from Columbia Business School, and an M.A. and B.S. from Georgetown University.
Mr. Eng joined Causeway in 2001. Mr. Eng began his investment career in 1992 and earned an M.B.A. from the UCLA Anderson School of Management and a B.A. from Brandeis University.
Ms. Lee joined Causeway in 2007. Ms. Lee began her investment career in 2004 and earned an M.B.A. from the Stanford Graduate School of Business and a B.A. from Seoul National University.
Mr. Nguyen joined Causeway in 2012. Mr. Nguyen began his investment career in 2003 and earned an M.B.A. from the UCLA Anderson School of Management and a B.A. from Brown University.
Mr. Cho joined Causeway in 2013. Mr. Cho began his investment career in 2006 and earned a BSc from Massachusetts Institute of Technology.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP302_08_011_(05/25)

SUP302_08_011_(05/25)